            MUTUAL FUNDS                                        [PHOTO OF
   [LOGO]   FOR PEOPLE                                       STATUE OF LIBERTY]
            WHO PAY
            TAXES-Registered Trademark-





      Semiannual Report June 30, 2000



 [PHOTO OF WALL ST.
   STREET SIGN]                   EATON VANCE
                                  TAX-MANAGED
                                     GROWTH
                                      FUND                     [EATON VANCE
                                                             75TH ANNIVERSARY
                                                                   LOGO]
 [PHOTO OF CALCULATOR AND
    TAX RETURN FORM]

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

                         INVESTMENT ENVIRONMENT
                         ----------------------

                            The Economy
   [PHOTO OF]
 [D. RICHARDSON]         -  In response to a strong economy and strong financial
                            markets, the Federal Reserve Board raised the
                            Federal Funds rate, a key barometer of short-term
                            interest rates, on six occasions in the past 13
Duncan W. Richardson        months. The Fed has been concerned that rising
Portfolio Manager           labor costs and increased consumer demand, could
                            lead to higher inflation.

- There is evidence that the Fed's series of rate hikes is starting to have the desired effect. Interest rate-sensitive sectors of the economy -- especially housing and construction -- have slowed significantly. Although still healthy, consumer spending has also cooled.

- Recent inflation indicators have been favorable. Wage gains, a source of concern in a tight labor market, showed little movement in May. Both the Producer Price Index and the Consumer Price Index have been benign, and the number of manufacturers experiencing price increases from suppliers dropped off sharply.

     The Stock Market

- The first half of 2000 was characterized by a return to earth for many high-flying technology and Internet stocks that led the market in recent years. The tech-heavy NASDAQ Composite Index reached a record high in March, before increasingly valuation-sensitive investors -- wary of interest rate hikes and second-quarter earnings warnings -- took some air out of the balloon. A stronger performance in June helped the NASDAQ's total return for 2000 recover to -2.5%.(1)

- The broad-based S&P 500 Index had a total return of -0.4% for the first half of 2000 -- the only losing first half since 1994. The S&P 500 was hurt by poor stock performance across a range of industries, including telecommunications services, household products, retail, and computer software. Value stocks lagged growth stocks due to fears of a slowing economy.(1)

     THE FUND
     --------

     The Past Six Months

- During the six months ended June 30, 2000, the Fund's Class A shares had a total return of 5.23%.(2) This return was the result of an increase in net asset value (NAV) to $23.94 on June 30, 2000 from $22.75 on December 31, 1999.

- The Fund's Class B shares had a total return of 4.82%(2) during the period, the result of an increase in NAV to $23.26 from $22.19.

- The Fund's Class C shares had a total return of 4.78%(2) during the period, the result of an increase in NAV to $22.34 from $21.32.

- The Fund's Class I shares had a total return of 5.34%(2) during the period, the result of an increase in NAV to $11.24 from $10.67.

- For comparison, during the six months ended June 30, 2000, the average return of the funds in the Lipper Multi-Cap Core Classification was 2.73%.(1)

     Management Discussion

- Shares of the Fund outperformed their peer group and the S&P 500 in the first half of 2000.(1) The Portfolio benefited from a risk-averse, valuation-sensitive management style; broad diversification; by not speculating in Internet stocks; and by avoiding significant exposure to overvalued sectors.

- An overweighting in the healthcare and financial sectors (relative to the S&P 500) also paid off, as these were among the best-performing sectors in the first half of 2000. Individual stocks that had a positive effect on performance included Intel, Pfizer, Analog Devices, Medtronic, and Sepracor.

- To achieve our objective of long-term, after-tax returns, management intends to stay the course of investing in high quality companies that we believe have good growth prospects and attractive valuations. Volatile market conditions can create opportunities for disciplined long-term investors such as the Portfolio.

--------------------------------------------------------------------------------
FUND INFORMATION
as of June 30, 2000


PERFORMANCE(5)                                         Class A      Class B       Class C       Class I
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------------------------------------------
One Year                                                13.25%      12.42%        12.32%         12.40%
Life of Fund+                                           22.84        21.92        22.82          12.40

SEC Average Annual Total Returns (including
sales charge or applicable CDSC)
---------------------------------------------------------------------------------------------------------------------------
One Year                                                 6.73%        7.42%       11.32%         12.40%
Life of Fund+                                           21.14        21.67        22.82          12.40

+ Inception Dates -- Class A and Class B: 3/28/96; Class C:8/2/96; Class I: 7/6/99

--------------------------------------------------------------------------------
      MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS
     OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
       SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                             PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS(4)
------------------------------------------

American International Group, Inc.   2.6%
Intel Corp.                          2.2
Cisco Systems, Inc.                  1.9
Pfizer, Inc.                         1.8
Automatic Data Processing, Inc.      1.7
Omnicom Group, Inc.                  1.6
Marsh & McLennan Cos., Inc.          1.6
Lexmark International Group, Inc.    1.6
Morgan Stanley Dean Witter & Co.     1.5
General Electric Co.                 1.5


(1) It is not possible to invest directly in an Index or a Lipper Classification. The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% -- 1st and 2nd years; 4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 18.0% of the Portfolio's net assets net of securities sold short. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000
--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

AFTER-TAX PERFORMANCE
as of June 30, 2000

The table below sets forth the Fund's pre-tax performance and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


-------------------------------------------------------------------------------------------
Average Annual Returns
at Net Asset Value for the period ended June 30, 2000

1 Year                                                 Pre-Tax   After-Tax   Tax-Efficiency
-------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------------------
      Class A                                           13.25%     13.25%       100.00%
      Class B                                           12.42%     12.42%       100.00%
      Class C                                           12.32%     12.32%       100.00%

Life of Fund*                                          Pre-Tax   After-Tax   Tax-Efficiency
-------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------------------
      Class A                                           22.84%    22.80%         99.82%
      Class B                                           21.92%    21.92%        100.00%
      Class C                                           22.82%    22.82%        100.00%

*Inception Dates -- Class A and Class B: 3/28/96; Class C: 8/2/96
Source: TowersData, Bethesda, Md

-------------------------------------------------------------------------------------------

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment.

The highest federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

After-tax and pre-tax returns for the 1-year period are identical because the Fund made no dividend or capital gains distributions. There is no guarantee that such distributions will not be made in the future.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (for Class B, CDSC is based on the following schedule: 5% -- 1st and 2nd years;
4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. For Class C, the CDSC is 1% for shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts)and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
--------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $4,934,459,482)      $6,653,312,293
Receivable for Fund shares sold               18,757,564
Deferred organization expenses                    20,671
--------------------------------------------------------
TOTAL ASSETS                              $6,672,090,528
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $    8,595,883
Payable to affiliate for service fees          2,043,835
Payable to affiliate for Trustees' fees            1,914
Accrued expenses                                 585,858
--------------------------------------------------------
TOTAL LIABILITIES                         $   11,227,490
--------------------------------------------------------
NET ASSETS                                $6,660,863,038
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $4,900,116,138
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                  49,556,635
Accumulated net investment loss               (7,662,546)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        1,718,852,811
--------------------------------------------------------
TOTAL                                     $6,660,863,038
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $1,556,940,507
SHARES OUTSTANDING                            65,024,286
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        23.94
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $23.94)      $        25.40
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $3,790,249,825
SHARES OUTSTANDING                           162,920,452
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        23.26
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $1,255,009,785
SHARES OUTSTANDING                            56,167,109
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        22.34
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $      368,565
SHARES OUTSTANDING                                32,786
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        11.24
--------------------------------------------------------
Class S Shares
--------------------------------------------------------
NET ASSETS                                $   58,294,356
SHARES OUTSTANDING                             2,433,727
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        23.95
--------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $250,833)       $ 27,815,193
Interest allocated from Portfolio            5,915,235
Expenses allocated from Portfolio          (14,089,077)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 19,641,351
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,493
Distribution and service fees
   Class A                                   1,390,019
   Class B                                  17,040,120
   Class C                                   5,780,559
   Class S                                      56,462
Transfer and dividend disbursing agent
   fees                                      2,084,014
Registration fees                              469,479
Printing and postage                           181,280
Legal and accounting services                   16,904
Custodian fee                                   12,897
Amortization of organization expenses           10,111
Miscellaneous                                  259,559
------------------------------------------------------
TOTAL EXPENSES                            $ 27,303,897
------------------------------------------------------

NET INVESTMENT LOSS                       $ (7,662,546)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $137,244,221
   Foreign currency transactions                (5,585)
------------------------------------------------------
NET REALIZED GAIN                         $137,238,636
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $177,441,001
   Securities sold short                       436,636
   Foreign currency                            (56,167)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $177,821,470
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $315,060,106
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $307,397,560
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (7,662,546) $      (5,394,002)
   Net realized gain (loss)                    137,238,636        (24,471,118)
   Net change in unrealized
      appreciation (depreciation)              177,821,470        816,114,247
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    307,397,560  $     786,249,127
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    216,229,006  $     548,631,355
      Class B                                  365,938,513      1,060,728,264
      Class C                                  178,925,500        426,422,085
      Class I                                      312,288             52,943
   Issued in reorganization (see
      Note 8)
      Class S                                           --         52,758,701
   Cost of shares redeemed
      Class A                                 (136,688,180)      (190,080,488)
      Class B                                 (213,880,489)      (243,087,720)
      Class C                                  (88,326,251)      (106,021,954)
      Class I                                       (5,729)              (550)
      Class S                                     (858,443)          (834,291)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    321,646,215  $   1,548,568,345
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    629,043,775  $   2,334,817,472
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $  6,031,819,263  $   3,697,001,791
-----------------------------------------------------------------------------
AT END OF PERIOD                          $  6,660,863,038  $   6,031,819,263
-----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     (7,662,546) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2000       YEAR ENDED              PERIOD ENDED               YEAR ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 1999(1)    DECEMBER 31, 1998(1)(2)    OCTOBER 31, 1998(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   22.750            $   19.440                $ 17.150                 $ 14.680
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                $    0.039            $    0.101                $  0.017                 $  0.099
Net realized and unrealized
   gain                                   1.151                 3.209                   2.273                    2.371
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $    1.190            $    3.310                $  2.290                 $  2.470
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   23.940            $   22.750                $ 19.440                 $ 17.150
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            5.23%                17.03%                  13.35%                   16.83%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $1,556,941            $1,401,591                $852,967                 $689,283
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             0.74%(5)              0.68%                   0.62%(5)                 0.67%
   Net investment income                   0.34%(5)              0.49%                   0.56%(5)                 0.59%
Portfolio Turnover of the
   Portfolio                                  8%                   11%                      3%                      12%
----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS B
                                  -------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2000       YEAR ENDED              PERIOD ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 1999(1)    DECEMBER 31, 1998(1)(2)
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   22.190            $   19.100               $   16.870
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment loss                  $   (0.047)           $   (0.055)              $   (0.005)
Net realized and unrealized
   gain                                   1.117                 3.145                    2.235
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $    1.070            $    3.090               $    2.230
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   23.260            $   22.190               $   19.100
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                            4.82%                16.18%                   13.22%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $3,790,250            $3,465,441               $2,196,794
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             1.51%(6)              1.45%                    1.37%(6)
   Net investment loss                    (0.42)%(6)            (0.28)%                  (0.18)%(6)
Portfolio Turnover of the
   Portfolio                                  8%                   11%                       3%
-----------------------------------------------------------------------------------------------------

                                             CLASS B
                                ----------------------------------
                                      YEAR ENDED OCTOBER 31,
                                ----------------------------------
                                 1998(1)        1997      1996(3)
------------------------------
Net asset value -- Beginning
   of period                    $  14.550     $11.150     $10.000
------------------------------
Income (loss) from operations
------------------------------
Net investment loss             $  (0.027)    $(0.011)    $(0.003)
Net realized and unrealized
   gain                             2.347       3.411       1.153
------------------------------
TOTAL INCOME FROM OPERATIONS    $   2.320     $ 3.400     $ 1.150
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                       $  16.870     $14.550     $11.150
------------------------------
TOTAL RETURN(4)                     15.95%      30.49%      11.50%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)              $1,801,720    $574,740    $77,644
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                       1.43%       1.50%       1.63%(6)
   Net investment loss              (0.16)%     (0.15)%     (0.13)%(6)
Portfolio Turnover of the
   Portfolio                           12%         14%          6%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) For the period from the start of business, March 28, 1996, to October 31, 1996.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS C
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2000       YEAR ENDED              PERIOD ENDED               YEAR ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 1999(1)    DECEMBER 31, 1998(1)(2)    OCTOBER 31, 1998(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   21.320            $   18.380                $ 16.240                 $ 14.030
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                  $   (0.050)           $   (0.074)               $ (0.011)                $ (0.530)
Net realized and unrealized
   gain                                   1.070                 3.014                   2.151                    2.263
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $    1.020            $    2.940                $  2.140                 $  2.210
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   22.340            $   21.320                $ 18.380                 $ 16.240
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            4.78%                16.00%                  13.18%                   15.75%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $1,255,010            $1,108,513                $647,241                 $522,877
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.55%(5)              1.56%                   1.55%(5)                 1.59%
   Net investment loss                    (0.47)%(5)            (0.39)%                 (0.37)%(5)               (0.33)%
Portfolio Turnover of the
   Portfolio                                  8%                   11%                      3%                      12%
----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2000       PERIOD ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 1999(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.670                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.029                 $ 0.031
Net realized and unrealized
   gain                                  0.541                   0.639
-----------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.570                 $ 0.670
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.240                 $10.670
-----------------------------------------------------------------------------

TOTAL RETURN(3)                           5.34%                   6.70%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   369                 $    58
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.56%(5)                0.55%(5)
   Net investment income                  0.54%(5)                0.66%(5)
Portfolio Turnover of the
   Portfolio                                 8%                     11%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 6, 1999 to December 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS S
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2000       PERIOD ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 1999(1)(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $22.750                 $21.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.047                 $ 0.067
Net realized and unrealized
   gain                                  1.153                   1.683
-----------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 1.200                 $ 1.750
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $23.950                 $22.750
-----------------------------------------------------------------------------

TOTAL RETURN(3)                           5.28%                   8.33%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $58,294                 $56,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.67%(5)                0.66%(5)
   Net investment income                  0.41%(5)                0.51%(5)
Portfolio Turnover of the
   Portfolio                                 8%                     11%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 14, 1999 to December 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class S shares were issued in connection with the acquisition of a private investment company (see Note 8) and are exempt from registration under the Securities Act of 1933. Class S shares may be subject to a contingent deferred sales charge (see Note 6). Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (39.2 % at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999 the Fund for federal income tax purposes, had a capital loss carryover of $85,813,204 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund reorganization and may be subject to certain limitations. Such capital loss carryover will expire on December 31, 2007 ($26,914,286), December 31, 2006 ($55,860,853) and December
   31, 2005 ($3,038,065).

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    --------------------------------------------------------------------------------
    Sales                                            9,362,842            27,027,194
    Redemptions                                     (5,947,520)           (9,289,600)
    --------------------------------------------------------------------------------
    NET INCREASE                                     3,415,322            17,737,594
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    --------------------------------------------------------------------------------
    Sales                                           16,289,155            53,313,343
    Redemptions                                     (9,548,596)          (12,145,126)
    --------------------------------------------------------------------------------
    NET INCREASE                                     6,740,559            41,168,217
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 1999
    --------------------------------------------------------------------------------
    Sales                                            8,272,051            22,290,602
    Redemptions                                     (4,109,206)           (5,506,082)
    --------------------------------------------------------------------------------
    NET INCREASE                                     4,162,845            16,784,520
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     PERIOD ENDED
    CLASS I                                   (UNAUDITED)       DECEMBER 31, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                               27,890                 5,456
    Redemptions                                           (503)                  (57)
    --------------------------------------------------------------------------------
    NET INCREASE                                        27,387                 5,399
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     PERIOD ENDED
    CLASS S                                   (UNAUDITED)       DECEMBER 31, 1999(2)
    --------------------------------------------------------------------------------
    Sales                                                   --             2,512,232
    Redemptions                                        (37,275)              (41,230)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (37,275)            2,471,002
    --------------------------------------------------------------------------------

 (1) For the period from commencement of operations July 6, 1999, to December 31, 1999.
 (2)  For the period from May 14, 1999, to December 31, 1999.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $829,221 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5 Distribution and Service Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $13,363,915 and $4,335,419 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plan were approximately $115,075,000 and $65,718,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2000 amounted to $1,390,019, $3,676,205, and $1,445,140 for Class A, Class B, and Class C shares, respectively.

   Pursuant to a servicing agreement, the Fund will make service fee payments in the amount of 0.20% (annualized) on the value of Class S shares to EVD, one half of which will be paid to a subagent commencing in the thirteenth month after the issuance of Class S shares. The Fund paid or accrued service fees to or payable to EVD for the six months ended June 30, 2000 in the amount of $56,462.

   Certain officers and Trustees of the Fund are officers of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase, on any redemption of Class C shares made within one year of purchase and on any redemption of Class S shares made within two years of issuance. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase or issuance. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1.00% CDSC if redeemed within one year of purchase. Class S shares will be subject to a 1% CDSC if redeemed within one year of issuance and a 0.50% CDSC if redeemed during the second year after issuance. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see
   Note 5). CDSC charges assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,622,000, $137,000 and $204 of CDSC paid by shareholders for Class B shares, Class C shares and Class S shares respectively, for the six months ended June 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $765,279,251 and $474,671,402, respectively, for the six months ended
   June 30, 2000.

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Transfer of Net Assets
-------------------------------------------
   On May 14, 1999, the Tax-Managed Growth Fund acquired a private investment company (the Company). Under the terms of the acquisition the Company transferred substantially all of its assets to the Fund in exchange for Class S shares of beneficial interest in the Fund and the assumption by the Fund of certain of the Company's liabilities. The assets transferred to the Fund by the Company consisted of investment securities. The Fund immediately exchanged such securities into the Portfolio for an interest in the Portfolio. In connection with the acquisition the Fund exchanged 2,512,232 Class S shares with a net asset value of $21.00 per share for investment securities with a value of $55,256,692 (including $53,429,791 of unrealized appreciation) and assumed liabilities totaling $2,497,991. The transaction was structured for tax purposes to qualify as a tax free reorganization under to Internal Revenue Code. Immediately after the acquisition, the combined net assets of the Eaton Vance Tax-Managed Growth Fund were $4,697,128,097 with a net asset value of $20.60, $20.19, $19.40 and $21.00 for Class A, Class B, Class C and Class S, respectively.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.7%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Advertising and Marketing Services -- 3.3%
--------------------------------------------------------------------------
ACNielsen Corp.(1)                              45,668     $     1,004,696
Advo, Inc.(1)                                  670,000          28,140,000
Catalina Marketing Corp.(1)                     20,000           2,040,000
Harte-Hanks Communications, Inc.               135,487           3,387,175
IMS Health, Inc.                               498,012           8,964,216
Interpublic Group of Companies, Inc.         2,481,817         106,718,131
Lamar Advertising Co.(1)                       500,000          21,656,250
Lamar Advertising Co.(1)(2)(3)                 250,000          10,824,877
Omnicom Group, Inc.                          3,110,732         277,049,569
Snyder Communications, Inc.(1)                 482,500          11,459,375
TMP Worldwide, Inc.(1)                         119,580           8,826,499
TMP Worldwide, Inc.(1)(2)(3)                    34,846           2,570,882
True North Communications, Inc.                513,715          22,603,460
Valassis Communications, Inc.(1)               975,000          37,171,875
Ventiv Health, Inc.(1)                         160,833           1,789,267
WPP Group PLC                                  488,000           7,129,241
Young and Rubicam, Inc.                        186,000          10,636,875
--------------------------------------------------------------------------
                                                           $   561,972,388
--------------------------------------------------------------------------
Aerospace and Defense -- 0.3%
--------------------------------------------------------------------------
Boeing Company (The)                           548,044     $    22,915,090
Honeywell International, Inc.                  749,525          25,249,623
Raytheon Co., Class B                          213,564           4,111,107
Teledyne Technologies, Inc.(1)                   6,117             102,460
--------------------------------------------------------------------------
                                                           $    52,378,280
--------------------------------------------------------------------------
Apparel and Textiles -- 0.0%
--------------------------------------------------------------------------
Shaw Industries, Inc.(2)(3)                    325,000     $     4,062,161
Unifi, Inc.(1)                                  50,000             618,750
--------------------------------------------------------------------------
                                                           $     4,680,911
--------------------------------------------------------------------------
Auto and Parts -- 0.2%
--------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                 46,000     $       391,000
Borg-Warner Automotive, Inc.                   230,270           8,088,234
DaimlerChrysler                                 19,952           1,038,751
Dana Corp.                                      46,137             977,528
Delphi Automotive Systems                        6,128              89,239
Ford Motor Co.                                 112,558           4,839,994
General Motors Corp.                            13,596             789,418
Genuine Parts Co.                              147,059           2,941,180
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Auto and Parts (continued)
--------------------------------------------------------------------------
Harley-Davidson, Inc.                           42,000     $     1,617,000
Honda Motor Co. Ltd. ADR                         5,000             343,750
Meritor Automotive, Inc.                        71,799             789,789
SPX Corp.(1)                                    47,862           5,788,311
TRW, Inc.                                        2,000              86,750
Visteon Corp.(1)                                14,738             178,693
--------------------------------------------------------------------------
                                                           $    27,959,637
--------------------------------------------------------------------------
Banks - Money Center -- 0.2%
--------------------------------------------------------------------------
Bank of Montreal                               103,831     $     4,432,286
Chase Manhattan Corp.                          459,027          21,143,931
Morgan (J.P.) & Co., Inc.                       18,780           2,068,148
Royal Bank of Scotland Group PLC                50,837             851,199
--------------------------------------------------------------------------
                                                           $    28,495,564
--------------------------------------------------------------------------
Banks - Regional -- 4.3%
--------------------------------------------------------------------------
AmSouth Bancorporation                         607,046     $     9,560,975
Associated Banc-Corp.                          624,922          13,631,111
Bank of America Corp.                        1,156,598          49,733,714
Bank of Granite Corp.                           22,500             514,687
Bank of New York Co., Inc. (The)               294,848          13,710,432
Bank One Corp.                               1,202,297          31,936,014
Bank One Corp.(2)(3)                            51,299           1,362,516
Bank United Corp.                              102,072           3,591,659
Banknorth Group, Inc.                           55,720             853,212
BB&T Corp.                                     295,728           7,060,506
City National Corp.                            130,000           4,517,500
Colonial Bancgroup, Inc. (The)                 396,090           3,564,810
Comerica, Inc.                                 155,041           6,957,465
Commerce Bancshares, Inc.                       70,356           2,093,091
Community First Bancshares, Inc.               418,000           6,818,625
Compass Bancshares, Inc.                       306,668           5,232,523
Fifth Third Bancorp                            244,512          15,465,384
First Citizens BancShares, Inc.                 65,900           3,921,050
First Financial Bancorp.                        53,044           1,044,304
First Midwest Bancorp, Inc.                    225,352           5,239,434
First Security Corp.                            39,200             531,650
First Tennessee National Corp.                  33,488             554,645
First Union Corp.                            1,037,405          25,740,612
Firstar Corp.                                1,585,530          33,395,226
FleetBoston Financial Corp.                  2,803,773          95,328,282
Golden West Financial Corp.                     21,000             857,062

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks - Regional (continued)
--------------------------------------------------------------------------
Keycorp                                        500,764     $     8,825,966
M&T Bank Corp.                                   2,000             900,000
Marshall and Ilsley Corp.                       50,410           2,092,015
Mellon Financial Corp.                         206,912           7,539,356
National Bancorp of Alaska, Inc.               265,000           9,506,875
National City Corp.                            444,035           7,576,347
National Commerce Bancorporation               252,894           4,062,110
National Commerce Bancorporation(2)(3)         670,000          10,760,978
National Commerce Bancorporation(2)(3)         150,000           2,407,869
Northern Trust Corp.                         1,363,796          88,731,977
Old Kent Financial Corp.                       108,975           2,915,089
PNC Bank Corp.                                 141,615           6,638,203
Popular, Inc.                                      716              13,649
Regions Financial Corp.                      1,258,160          25,005,930
S&T Bancorp, Inc.                              100,000           1,825,000
SouthTrust Corp.                                76,101           1,721,785
Southwest Bancorporation of Texas,
Inc.(1)                                          7,688             159,526
Sovereign Bancorporation, Inc.                 442,584           3,111,941
State Street Corp.                              64,000           6,788,000
Summit Bancorp.                                172,521           4,248,330
SunTrust Banks, Inc.                           175,689           8,026,791
Synovus Financial                              891,564          15,713,816
U.S. Bancorp.                                  402,920           7,756,210
Union Planters Corp.                            87,070           2,432,518
Valley National Bancorp.                       305,241           7,421,172
Wachovia Corp.                                 109,714           5,951,984
Washington Mutual, Inc.                        163,506           4,721,236
Wells Fargo & Co.                            3,374,981         130,780,514
Westamerica Bancorporation                     266,506           6,962,469
Whitney Holding Corp.                          228,901           7,825,553
Whitney Holding Corp.(2)(3)                     30,011           1,025,591
Zions Bancorporation                            20,000             917,812
--------------------------------------------------------------------------
                                                           $   737,583,101
--------------------------------------------------------------------------
Beverages -- 1.8%
--------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      964,418     $    72,029,969
Coca-Cola Company (The)                      1,704,561          97,905,723
Coca-Cola Enterprises, Inc.                    264,724           4,318,310
Panamerican Beverages, Inc., Class A            80,000           1,195,000
PepsiCo, Inc.                                2,824,643         125,520,073
--------------------------------------------------------------------------
                                                           $   300,969,075
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Broadcasting and Cable -- 1.2%
--------------------------------------------------------------------------
AMFM, Inc.(1)                                  200,000     $    13,800,000
AT&T Corp. - Liberty Media Group(1)          1,183,182          28,692,163
AT&T Corp. - Liberty Media Group, Class
B(1)                                            32,876           1,068,470
Clear Channel Communications, Inc.(1)          307,378          23,053,350
Clear Channel Communications,
Inc.(1)(2)(3)                                   10,000             749,700
Comcast Corp., Class A(1)                      625,000          25,312,500
Cox Communications, Inc., Class A(1)           608,036          27,703,640
Gaylord Entertainment Co.                      353,332           7,596,638
General Motors Corp., Class H(1)               391,754          34,376,413
Infinity Broadcasting Corp.(1)                  34,500           1,257,094
Univision Communications, Inc.(1)              366,262          37,908,117
Westwood One, Inc.(1)                          122,400           4,176,900
--------------------------------------------------------------------------
                                                           $   205,694,985
--------------------------------------------------------------------------
Building Materials and Tools -- 0.3%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)           172,899     $     7,088,859
CRH PLC                                        262,701           4,772,042
Interface, Inc.                                434,412           1,656,196
Masco Corp.                                    253,662           4,581,770
Sherwin-Williams Co. (The)                      80,069           1,696,462
Snap-On, Inc.                                   71,795           1,911,542
Valspar Corp.                                  620,000          20,925,000
Vulcan Materials Co.                            26,500           1,131,219
--------------------------------------------------------------------------
                                                           $    43,763,090
--------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.5%
--------------------------------------------------------------------------
Century Business Services, Inc.(1)             400,000     $       775,000
Cintas Corp.                                 1,103,661          40,490,563
Concord EFS, Inc.(1)                           213,905           5,561,530
Fair, Issac and Co., Inc.                      238,828          10,508,432
Gartner Group, Inc.(1)                           3,000              36,000
Gartner Group, Inc., Class B(1)                 64,841             640,305
Half (Robert) International, Inc.(1)             3,600             102,600
Interim Services, Inc.(1)                       90,000           1,597,500
Manpower, Inc.                                 110,000           3,520,000
Navigant Consulting, Inc.(1)                   496,795           2,111,379
Navigant International, Inc.(1)                 59,630             573,939
ServiceMaster Co.                              695,430           7,910,516
Staff Leasing, Inc.(1)                         156,250             556,641
Sylvan Learning Systems, Inc.(1)               815,396          11,211,695
United Rentals, Inc.(1)                         92,099           1,577,195

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
--------------------------------------------------------------------------
Viad Corp.                                      40,314     $     1,098,556
--------------------------------------------------------------------------
                                                           $    88,271,851
--------------------------------------------------------------------------
Chemicals -- 0.4%
--------------------------------------------------------------------------
Ashland, Inc.                                  106,674     $     3,740,257
Bayer AG ADR                                    40,000           1,564,416
Dow Chemical Co. (The)                         136,155           4,110,179
DuPont (E.I.) de Nemours & Co.               1,244,115          54,430,031
Eastman Chemical Co.                               148               7,067
Octel Corp.(1)                                   3,322              25,953
Solutia, Inc.                                   99,629           1,369,899
--------------------------------------------------------------------------
                                                           $    65,247,802
--------------------------------------------------------------------------
Communications Equipment -- 4.7%
--------------------------------------------------------------------------
3Com Corp.(1)                                  874,461     $    50,390,815
ADC Telecommunications, Inc.(1)                442,121          37,082,911
Advanced Fibre Communication, Inc.(1)           15,000             679,687
Alcatel S.A. ADR                                43,728           2,907,912
CIENA Corp.(1)                                 351,013          58,509,479
Comverse Technology, Inc.(1)                   325,350          30,257,550
Comverse Technology, Inc.(1)(2)(3)              61,028           5,674,280
Corning, Inc.                                  342,017          92,301,838
JDS Uniphase Corp.(1)                          266,080          31,896,340
Lucent Technologies, Inc.                      814,303          48,247,453
Lucent Technologies, Inc.(2)(3)                300,000          17,771,265
Motorola, Inc.                               1,707,270          49,617,534
Nokia Corp., Class A, ADR                    4,135,270         206,505,046
Nortel Networks Corp.                        1,330,280          90,791,610
Qualcomm, Inc.(1)                              182,112          10,926,720
Qualcomm, Inc.(1)(2)(3)                        162,000           9,719,190
Salient 3 Communications, Inc., Class
A(1)                                            78,125             942,383
Telefonaktiebolaget LM Ericsson, Class B
(ADR)                                        1,816,000          36,320,000
Tellabs, Inc.(1)                               314,454          21,520,446
--------------------------------------------------------------------------
                                                           $   802,062,459
--------------------------------------------------------------------------
Communications Services -- 4.8%
--------------------------------------------------------------------------
Alltel Corp.                                 1,649,309     $   102,154,076
Alltel Corp.(2)(3)                              96,978           6,002,967
Alltel Corp.(2)(3)                              71,804           4,445,436
Alltel Corp.(2)(3)                              30,000           1,857,267
American Tower Corp., Class A(1)               149,451           6,230,239
AT&T Corp.                                   1,784,415          56,432,139
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Services (continued)
--------------------------------------------------------------------------
Bell Atlantic Corp.                             72,330     $     3,675,268
BellSouth Corp.                                220,723           9,408,318
Broadwing, Inc.                              1,064,587          27,612,725
CapRock Communications Corp.(1)(2)(3)          207,590           4,046,386
Citizens Communications Co.(1)                  45,311             781,615
Global Crossing Ltd.(1)                        124,289           3,270,354
GTE Corp.                                    1,853,801         115,399,112
Intermedia Communications, Inc.(1)             153,275           4,559,931
ITC Deltacom, Inc.(1)                          679,189          15,154,405
ITC Deltacom, Inc.(1)(2)(3)                    438,852           9,791,069
McLeodUSA, Inc.(1)                           1,151,754          23,826,911
McLeodUSA, Inc.(1)(2)(3)                       180,000           3,723,440
McLeodUSA, Inc.(1)(2)(3)                     1,788,114          36,960,787
McLeodUSA, Inc.(1)(2)(3)                       150,000           3,091,488
Nextel Communications, Inc., Class A(1)        221,782          13,570,286
NTL, Inc.(1)                                   400,391          23,973,389
PTEK Holdings, Inc.(1)                          28,000              91,000
RSL Communications Ltd., Class
A(1)(2)(3)                                     247,161           2,826,668
RSL Communications Ltd., Class
A(1)(2)(3)                                     500,000           5,715,176
SBC Communications, Inc.                     1,342,704          58,071,948
Sprint Corp.                                 1,415,630          72,197,130
Sprint Corp.- PCS Group(1)                      15,754             937,363
Talk.com, Inc.(1)                              247,376           1,437,873
Telecom Corp. of New Zealand Ltd. ADR            8,000             225,000
Teleglobe, Inc.(1)                              88,500           1,864,031
Telephone & Data Systems, Inc.                 131,756          13,208,539
US West, Inc.                                   35,969           3,084,342
Viocestream Wireless
Corporation(1)(2)(3)                           395,175          45,354,424
Vodafone AirTouch PLC ADR                       58,345           2,417,671
Winstar Communications, Inc.(1)                 17,136             580,482
WorldCom, Inc.(1)                            2,929,572         134,394,116
--------------------------------------------------------------------------
                                                           $   818,373,371
--------------------------------------------------------------------------
Computer Software -- 4.9%
--------------------------------------------------------------------------
Adobe Systems, Inc.                            114,368     $    14,867,840
Baan Co., NV ADR(1)                            194,350             510,169
BMC Software, Inc.(1)                           35,000           1,276,954
Cadence Design Systems, Inc.(1)                956,000          19,478,500
Cognos, Inc.(1)                                 77,000           3,185,875
Computer Associates International, Inc.        604,895          30,963,063
Compuware Corp.(1)                               2,800              29,050
CSG Systems International, Inc.(1)              41,116           2,305,066

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Computer Software (continued)
--------------------------------------------------------------------------
Edwards (J.D.) & Co.(1)                        592,758     $     8,928,417
Edwards (J.D.) & Co.(1)(2)(3)                  299,086           4,503,181
HNC Software, Inc.(1)                          477,794          29,503,779
I2 Technologies, Inc.(1)                       181,590          18,933,590
Intuit, Inc.(1)                              1,157,751          47,901,948
Microsoft Corp.(1)                           2,477,880         198,230,400
Oracle Corp.(1)                              2,093,722         176,003,506
Parametric Technology Corp.(1)                  94,600           1,040,600
PeopleSoft, Inc.(1)                            395,770           6,629,147
Sapient Corp.(1)                             1,024,914         109,601,741
Siebel Systems, Inc.(1)                        834,314         136,462,484
Siebel Systems, Inc.(1)(2)(3)                   30,000           4,904,912
Structural Dynamics Research Corp.(1)           55,882             841,723
Wind River Systems, Inc.(1)                    179,235           6,788,526
--------------------------------------------------------------------------
                                                           $   822,890,471
--------------------------------------------------------------------------
Computers and Business Equipment -- 7.9%
--------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                      89,660     $     2,263,915
Cisco Systems, Inc.(1)                       5,642,956         358,680,386
Compaq Computer Corp.                           74,841           1,913,123
Dell Computer Corp.(1)                       3,315,139         163,477,792
Dell Computer Corp.(1)(2)(3)                   202,519           9,983,722
EMC Corp.(1)                                   426,118          32,784,454
Gateway, Inc.(1)                             1,050,000          59,587,500
Hewlett-Packard Co.                            567,711          70,892,911
IDX Systems Corp.(1)                            60,000             847,500
International Business Machines Corp.        1,168,287         128,000,444
Jabil Circuit, Inc.(1)(2)(3)                    45,958           2,280,476
Jabil Circuit, Inc.(1)(2)(3)                 2,082,013         103,215,714
Lexmark International Group, Inc.(1)         4,036,940         271,484,215
Network Appliance, Inc.(1)                     488,000          39,284,000
Pitney Bowes, Inc.                              67,682           2,707,280
Seagate Technology, Inc.(1)                    210,712          11,589,160
Solectron Corp.(1)                             202,820           8,493,087
Solectron Corp.(1)(2)(3)                       500,000          20,916,388
Sun Microsystems, Inc.(1)                      251,715          22,890,333
Sun Microsystems, Inc.(1)(2)(3)                 23,745           2,157,405
Xerox Corp.                                  1,490,142          30,920,446
Zebra Technologies Corp.(1)                      6,000             265,875
--------------------------------------------------------------------------
                                                           $ 1,344,636,126
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Conglomerates -- 1.9%
--------------------------------------------------------------------------
General Electric Co.                         4,703,558     $   249,288,574
Tyco International Ltd.                      1,166,995          55,286,388
United Technologies Corp.                      291,354          17,153,467
--------------------------------------------------------------------------
                                                           $   321,728,429
--------------------------------------------------------------------------
Consumer Services -- 0.2%
--------------------------------------------------------------------------
Block (H&R), Inc.                              982,877     $    31,820,643
Cendant Corp.(1)                               187,999           2,631,986
Service Corp. International                    145,389             463,427
Stewart Enterprises, Inc.                      153,992             543,792
--------------------------------------------------------------------------
                                                           $    35,459,848
--------------------------------------------------------------------------
Containers and Packaging -- 0.2%
--------------------------------------------------------------------------
Sealed Air Corp.(1)                            465,750     $    24,393,656
Sonoco Products Co.                            122,135           2,511,401
--------------------------------------------------------------------------
                                                           $    26,905,057
--------------------------------------------------------------------------
Distribution Services -- 0.9%
--------------------------------------------------------------------------
Airgas, Inc.(1)                                536,219     $     3,049,746
Arrow Electronics, Inc.(1)                       8,750             271,250
Cardinal Health, Inc.                          550,151          40,711,174
McKesson HBOC, Inc.                             96,692           2,024,489
MSC Industrial Direct Co.(1)                     5,000             104,687
School Specialty, Inc.(1)                       66,255           1,229,858
Sysco Corp.                                  2,369,722          99,824,539
Sysco Corp.(2)(3)                               49,514           2,083,674
--------------------------------------------------------------------------
                                                           $   149,299,417
--------------------------------------------------------------------------
Drugs -- 8.7%
--------------------------------------------------------------------------
Abbott Laboratories                          3,348,164     $   149,202,558
Allergan, Inc.                                  18,340           1,366,330
American Home Products Corp.                   581,849          34,183,629
Amgen, Inc.(1)                               2,168,715         152,352,229
Andrx Corporation(1)                            93,750           5,992,678
AstraZeneca PLC ADR                             80,720           3,753,480
Bristol-Myers Squibb Co.                     1,158,622          67,489,731
Covance, Inc.(1)                                81,250             716,016
Elan Corp., PLC ADR(1)                         539,036          26,109,556
Genzyme Corp., Class A(1)                      800,000          47,550,000
Gilead Sciences, Inc.(1)                        34,043           2,421,308
Incyte Pharmaceuticals, Inc.(1)                575,737          47,318,385

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Drugs (continued)
--------------------------------------------------------------------------
Lilly (Eli) & Co.                            1,061,145     $   105,981,857
Merck & Co., Inc.                            1,419,676         108,782,674
Novo Nordisk ADR                               116,911           9,878,979
Parexel International Corp.(1)                  35,000             334,687
Pfizer, Inc.                                 6,350,885         304,842,456
Pharmacia Corp.                              2,467,755         127,552,087
Quintiles Transnational Corp.(1)               440,772           6,225,904
Schering-Plough Corp.                          901,548          45,528,174
Schering-Plough Corp.(2)(3)                    126,720           6,398,827
Sepracor, Inc.(1)                              884,000         106,632,500
SmithKline Beecham PLC ADR                     564,888          36,823,637
Teva Pharmaceutical Industries Ltd.            300,000          16,631,250
Vertex Pharmaceuticals, Inc.(1)                 35,000           3,688,125
Watson Pharmaceuticals, Inc.(1)                981,781          52,770,729
--------------------------------------------------------------------------
                                                           $ 1,470,527,786
--------------------------------------------------------------------------
Electric Power -- 0.1%
--------------------------------------------------------------------------
AES Corp.(1)                                   223,084     $    10,178,207
Ameren Corp.                                     5,000             168,750
American Electric Power, Inc.                      960              28,440
Dominion Resources, Inc.                        28,938           1,240,717
Duke Energy Corp.                                1,800             101,475
P G & E Corp.                                   47,705           1,174,736
Teco Energy, Inc.                               40,000             802,500
TXU Corp.                                      250,196           7,380,782
Wisconsin Energy Corp.                           9,576             189,724
--------------------------------------------------------------------------
                                                           $    21,265,331
--------------------------------------------------------------------------
Electrical Equipment -- 0.3%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)             400,000     $    16,325,000
Baldor Electric Co.                            149,060           2,776,243
Emerson Electric Co.                           337,467          20,374,570
Molex, Inc., Class A                           112,582           3,940,370
Rockwell International Corp.                   203,032           6,395,508
Thomas and Betts Corp.                         110,263           2,108,780
--------------------------------------------------------------------------
                                                           $    51,920,471
--------------------------------------------------------------------------
Electronics - Instruments -- 0.4%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                  216,524     $    15,968,645
Dionex Corp.(1)                                362,140           9,687,245
National Instruments Corp.(1)(2)(3)            466,603          20,353,860
PerkinElmer, Inc.                              100,000           6,612,500
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Electronics - Instruments (continued)
--------------------------------------------------------------------------
Waters Corp.(1)                                 99,160     $    12,376,407
X-Rite, Inc.                                   428,000           3,905,500
--------------------------------------------------------------------------
                                                           $    68,904,157
--------------------------------------------------------------------------
Electronics - Semiconductors and Related -- 5.9%
--------------------------------------------------------------------------
Altera Corp.(1)                                 40,258     $     4,103,800
Analog Devices, Inc.(1)                      3,108,928         236,278,528
Applied Materials, Inc.(1)                      12,000           1,087,500
Applied Materials, Inc.(1)(2)(3)                56,212           5,092,175
Broadcom Corp., Class A(1)(2)(3)               234,000          51,216,006
Burr-Brown Corp.(1)                            900,000          78,018,750
Conexant Systems(1)                            317,574          15,442,036
Cypress Semiconductor Corporation(1)            87,500           3,696,875
Intel Corp.                                  2,803,247         374,759,083
KLA-Tencor Corp.(1)                            101,498           5,943,977
Lam Research Corp.(1)                          318,000          11,925,000
Linear Technologies Corp.                      264,000          16,879,500
Maxim Integrated Products Co.(1)               194,351          13,203,721
Maxim Integrated Products Co.(1)(2)(3)          80,000           5,433,641
National Semiconductor Corp.(1)                 79,368           4,504,134
Plexus Corp.(1)                                 38,113           4,306,769
Sanmina Corp.(1)                               445,720          38,109,060
Sanmina Corp.(1)(2)(3)                         261,218          22,325,205
SpeedFam-IPEC, Inc.(1)                         221,000           4,019,437
Teradyne, Inc.(1)                               25,400           1,866,900
Texas Instruments, Inc.                      1,450,854          99,655,534
Ultratech Stepper, Inc.(1)                     245,129           3,646,294
Xilinx, Inc.(1)                                 62,685           5,175,430
--------------------------------------------------------------------------
                                                           $ 1,006,689,355
--------------------------------------------------------------------------
Engineering and Construction -- 0.1%
--------------------------------------------------------------------------
Dycom Industries(1)                             75,000     $     3,450,000
Jacobs Engineering Group, Inc.(1)              162,455           5,310,248
--------------------------------------------------------------------------
                                                           $     8,760,248
--------------------------------------------------------------------------
Entertainment -- 1.3%
--------------------------------------------------------------------------
Callaway Golf Co.                               35,715     $       582,601
Disney (Walt) Co.                            1,574,195          61,098,443
Fox Entertainment Group, Inc.(1)               275,500           8,368,312
Mattel, Inc.                                    22,091             291,325
MGM Grand, Inc.                                219,445           7,049,671
Seagram Company Ltd. (The)                      10,000             580,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------
Time Warner Inc.                             1,310,539     $    99,600,964
Viacom, Inc., Class A(1)                        21,774           1,488,797
Viacom, Inc., Class B(1)                       590,037          40,233,148
--------------------------------------------------------------------------
                                                           $   219,293,261
--------------------------------------------------------------------------
Environmental Services -- 0.2%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)             1,075,000     $    10,750,000
Waste Management, Inc.                       1,402,239          26,642,541
--------------------------------------------------------------------------
                                                           $    37,392,541
--------------------------------------------------------------------------
Financial Services - Miscellaneous -- 2.6%
--------------------------------------------------------------------------
American Express Co.                         1,925,286     $   100,355,533
Associates First Capital Corp.                 593,830          13,249,832
Capital One Financial Corp.                    515,175          22,989,684
Citigroup                                    2,517,256         151,664,674
Enhance Financial Service Group Inc.            70,000           1,006,250
Fannie Mae                                     947,040          49,423,650
Finova Group, Inc.                             175,587           2,282,631
FirstPlus Financial Group, Inc.(1)             120,000              32,700
Freddie Mac                                    364,900          14,778,450
GreenPoint Financial Corp.                     100,000           1,875,000
Household International, Inc.                1,147,679          47,700,408
ING Groep NV ADR                               104,200           7,033,500
MGIC Investment Corp.                           80,000           3,640,000
Providian Financial Corp.                      370,378          33,334,020
--------------------------------------------------------------------------
                                                           $   449,366,332
--------------------------------------------------------------------------
Foods -- 1.4%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                     385,946     $     3,787,095
Bestfoods                                       19,370           1,341,372
Campbell Soup Co.                                  336               9,786
Conagra, Inc.                                  705,229          13,443,428
Dean Foods Co.                                 150,944           4,783,038
Flowers Industries, Inc.                       708,601          14,127,732
General Mills, Inc.                            124,508           4,762,431
Heinz (H.J.) Co.                               179,240           7,841,750
Hershey Foods Corp.                          1,214,931          58,924,153
Keebler Food Products Co.                      121,798           4,521,751
Keebler Food Products Co.(2)(3)                 28,300           1,049,578
Kellogg Co.                                     97,974           2,914,726
McCormick & Co., Inc.                          458,058          14,886,885
Nabisco Holdings Corp., Class A                100,000           5,250,000
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Foods (continued)
--------------------------------------------------------------------------
Quaker Oats Co. (The)                          110,329     $     8,288,466
Ralston Purina Group                           277,878           5,540,193
Riviana Foods, Inc.                            250,000           4,359,375
Sara Lee Corp.                               1,571,388          30,347,431
Smithfield Foods, Inc.(1)                      490,191          13,755,985
Tyson Food, Inc.                               163,901           1,434,134
Unilever ADR                                   400,000          17,200,000
Wrigley (Wm.) Jr. Co.                          171,469          13,749,670
--------------------------------------------------------------------------
                                                           $   232,318,979
--------------------------------------------------------------------------
Furniture and Appliances -- 0.3%
--------------------------------------------------------------------------
HON Industries, Inc.                         1,270,418     $    29,854,823
Leggett & Platt, Inc.                          644,128          10,628,112
Miller (Herman), Inc.                          420,000          10,867,500
Steelcase, Inc., Class A                       123,000           2,091,000
--------------------------------------------------------------------------
                                                           $    53,441,435
--------------------------------------------------------------------------
Health Services -- 0.3%
--------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                   357,143     $     1,004,465
Caremark Rx, Inc.(1)                            17,696             120,554
FPA Medical Management, Inc.(1)(2)             315,000               3,150
Health Management Associates, Inc.,
Class A(1)                                   1,161,170          15,167,783
HealthSouth Corp.(1)                           122,699             881,899
LabOne, Inc.                                    53,940             303,412
Orthodontic Centers of America, Inc.(1)        100,000           2,262,500
Pacificare Health Systems, Inc., Class
A(1)                                            19,500           1,173,656
PhyCor, Inc.(1)                                312,500             195,312
Quest Diagnostics, Inc.(1)                      15,625           1,167,969
Quorum Health Group, Inc.(1)                     6,893              71,084
Renal Care Group, Inc.(1)                      371,507           9,084,498
Response Oncology, Inc.(1)                      44,761              40,567
Sunrise Assisted Living, Inc.(1)               354,000           6,549,000
UnitedHealth Group, Inc.                        52,286           4,483,524
--------------------------------------------------------------------------
                                                           $    42,509,373
--------------------------------------------------------------------------
Household Products -- 2.9%
--------------------------------------------------------------------------
Avon Products, Inc.                             34,700     $     1,544,150
Blyth Industries, Inc.                         874,000          25,783,000
Blyth Industries, Inc.(2)(3)                    35,068           1,034,092
Clorox Co.                                     421,344          18,881,478
Colgate-Palmolive Co.                        1,201,350          71,930,831
Energizer Holdings, Inc.(1)                     92,626           1,690,424

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Household Products (continued)
--------------------------------------------------------------------------
Fortune Brands, Inc.                            69,838     $     1,610,639
Gillette Co.                                 4,638,557         162,059,585
Helen of Troy Ltd.(1)                           20,000             111,876
Kimberly-Clark Corp.                         1,116,940          64,084,433
Lauder (Estee) Companies Inc.                2,192,312         108,382,424
Newell Rubbermaid, Inc.                        367,678           9,467,708
Procter & Gamble Co.                           480,046          27,482,633
Water Pik Technologies, Inc.(1)                  2,141              13,381
--------------------------------------------------------------------------
                                                           $   494,076,654
--------------------------------------------------------------------------
Industrial Equipment -- 0.4%
--------------------------------------------------------------------------
Dover Corp.                                    419,712     $    17,024,568
DT Industries, Inc.(1)                          37,728             353,700
Federal Signal Corp.                           283,471           4,677,271
Illinois Tool Works, Inc.                      353,210          20,132,970
Johnson Controls                                13,571             696,362
Nordson Corp.                                   50,000           2,531,250
Parker-Hannifin Corp.                          150,898           5,168,257
PPG Industries, Inc.                            13,680             606,195
Regal-Beloit Corp.                             265,000           4,256,562
Tecumseh Products Co., Class A                 156,420           5,973,289
Wabtec                                         250,000           2,593,750
--------------------------------------------------------------------------
                                                           $    64,014,174
--------------------------------------------------------------------------
Information Services -- 3.8%
--------------------------------------------------------------------------
Acxiom Corp.(1)                                929,019     $    25,315,768
America Online, Inc.(1)                        166,177           8,765,837
At Home Corp., Series A(1)                     240,582           4,992,076
At Home Corp., Series A(2)(3)                  171,895           3,563,493
Automatic Data Processing, Inc.              5,382,232         288,285,802
Bell and Howell Co.(1)                         115,000           2,788,750
BISYS Group, Inc. (The)(1)                      53,873           3,313,189
Ceridian Corp.(1)                              181,000           4,355,312
Check Point Software Technology(1)              52,000          11,011,000
Circle.com(1)                                  120,625             444,805
Computer Sciences Corp.(1)                   2,051,802         153,243,962
DST Systems, Inc.(1)                           184,517          14,046,357
Dun and Bradstreet Corp. (The)                  15,428             441,626
Electronic Data Systems Corp.                  157,612           6,501,495
Equifax, Inc.                                   80,000           2,100,000
First Data Corp.                               627,384          31,133,931
Keane, Inc.(1)                                 200,000           4,325,000
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------
Lason, Inc.(1)                                 355,000     $       887,500
NOVA Corp.(1)                                  104,965           2,932,460
Paychex, Inc.                                  206,946           8,691,732
Perot Systems Corp., Class A(1)                245,326           2,698,586
Reuters Holdings PLC ADR                       275,331          27,515,892
Reynolds & Reynolds, Inc., Class A             451,043           8,231,535
RSA Security, Inc.(1)                           40,000           2,770,000
SunGard Data Systems, Inc.(1)                  948,797          29,412,707
--------------------------------------------------------------------------
                                                           $   647,768,815
--------------------------------------------------------------------------
Insurance -- 6.1%
--------------------------------------------------------------------------
21st Century Insurance Group                    70,700     $     1,113,525
Aegon, NV ADR                                2,653,610          94,534,856
Aetna, Inc.                                     60,189           3,863,381
Aflac Corp.                                    117,990           5,420,166
Allmerica Financial Corp.                        1,500              78,562
Allstate Corp. (The)                            40,426             899,478
American General Corp.                         101,421           6,186,681
American International Group, Inc.           3,461,534         406,730,245
American International Group, Inc.(2)(3)       250,000          29,344,156
AON Corp.                                      619,100          19,230,794
Berkshire Hathaway, Inc.(1)                        127           6,832,600
Berkshire Hathaway, Inc., Class B(1)            39,077          68,775,520
Chubb Corp.                                    101,050           6,214,575
Commerce Group, Inc.                           120,000           3,540,000
Delphi Financial Group, Inc.(1)                  6,448             218,829
Gallagher (A.J.) and Co.                       261,250          10,972,500
Hartford Financial Services Group                  304              17,005
HSB Group, Inc.                                 75,000           2,334,375
Jefferson-Pilot Corp.                           80,726           4,555,974
Kansas City Life Insurance Co.                  70,800           1,902,750
Marsh & McLennan Cos., Inc.                  2,645,897         276,330,868
Mercury General Corp.                            2,000              47,250
MetLife, Inc.(1)                             1,885,000          39,702,812
Mutual Risk Management Ltd.                    240,000           4,155,000
Progressive Corp.                              181,111          13,402,214
Protective Life Corp.                           43,381           1,155,019
Reliastar Financial Corp.                       87,000           4,562,063
Safeco Corp.                                    25,332             503,474
St. Paul Cos., Inc. (The)                      305,212          10,415,360
Torchmark Corp.                                222,850           5,501,609

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
UICI(1)                                        160,854     $     1,055,604
--------------------------------------------------------------------------
                                                           $ 1,029,597,245
--------------------------------------------------------------------------
Investment Services -- 3.1%
--------------------------------------------------------------------------
Dain Rauscher Corporation                       34,784     $     2,295,744
E*Trade Group, Inc.(1)                         771,248          12,725,592
Federated Investors, Inc.                      318,085          11,152,855
Federated Investors, Inc.(2)(3)                252,000           8,826,841
Federated Investors, Inc., Class B(2)(3)       267,880           9,389,725
Federated Investors, Inc., Class B(2)(3)       252,000           8,826,472
Franklin Resources, Inc.                     1,146,081          34,812,210
Kansas City Southern Industries, Inc.           30,430           2,698,761
Merrill Lynch & Co., Inc.                    1,217,161         139,973,515
Morgan Stanley Dean Witter & Co.             2,012,782         167,564,102
Morgan Stanley Dean Witter & Co.(2)(3)       1,038,654          86,460,740
Morgan Stanley Dean Witter & Co.(2)(3)          42,000           3,495,101
Nuveen (John) Co., Class A (The)                50,000           2,096,875
Price (T. Rowe) Associates, Inc.               139,176           5,914,980
Schwab (Charles) and Co., Inc.                 881,250          29,632,031
Waddell & Reed Financial, Inc., Class A         19,020             624,094
Waddell & Reed Financial, Inc., Class B         81,862           2,379,114
--------------------------------------------------------------------------
                                                           $   528,868,752
--------------------------------------------------------------------------
Lodging and Gaming -- 0.1%
--------------------------------------------------------------------------
Marriott International, Inc., Class A           87,206     $     3,144,866
Royal Caribbean Cruises Ltd.                   500,000           9,250,000
Wyndham International, Class A(1)              132,212             330,530
--------------------------------------------------------------------------
                                                           $    12,725,396
--------------------------------------------------------------------------
Medical Products -- 3.7%
--------------------------------------------------------------------------
Bausch & Lomb, Inc.                            145,054     $    11,223,553
Baxter International, Inc.                   1,478,572         103,962,094
Becton, Dickinson and Co.                       36,245           1,039,778
Boston Scientific Corp.(1)                     344,300           7,553,081
Boston Scientific Corp.(1)(2)(3)               137,500           3,016,155
Boston Scientific Corp.(1)(2)(3)                59,844           1,312,303
Dentsply International, Inc.                    42,000           1,294,125
Edwards Lifesciences Corp.(1)                  295,714           5,470,709
ESC Medical Systems Ltd.(1)                    180,000           2,947,500
Genzyme Surgical Products(1)                   143,208           1,423,130
Guidant Corp.(1)                               453,816          22,463,892
Heartport, Inc.(1)                              41,026             117,950
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Medical Products (continued)
--------------------------------------------------------------------------
Hillenbrand Industries, Inc.                   647,898     $    20,287,306
Johnson & Johnson Co.                        2,382,744         242,742,045
Medtronic, Inc.                              3,177,451         158,276,778
MiniMed, Inc.(1)(2)(3)                         202,600          23,897,237
Schein (Henry), Corp.(1)                     1,125,194          19,409,597
St. Jude Medical, Inc.(1)                       42,144           1,933,356
Steris Corp.(1)                                 78,394             695,747
VISX, Inc.(1)                                   50,000           1,403,125
--------------------------------------------------------------------------
                                                           $   630,469,461
--------------------------------------------------------------------------
Metals - Industrial -- 0.4%
--------------------------------------------------------------------------
Alcoa, Inc.                                  1,896,000     $    54,984,000
Allegheny Technologies, Inc.                    21,408             385,344
Nucor Corp.                                    221,462           7,349,770
Phelps Dodge Corp.                               7,332             272,659
Steel Dynamics, Inc.(1)                        291,800           2,644,438
Steel Dynamics, Inc.(1)(2)(3)                   20,000             181,196
Worthington Industries                         147,466           1,548,393
--------------------------------------------------------------------------
                                                           $    67,365,800
--------------------------------------------------------------------------
Natural Gas Distribution -- 0.3%
--------------------------------------------------------------------------
Dynegy, Inc.                                   200,100     $    13,669,331
Kinder Morgan, Inc.                          1,230,000          42,511,875
National Fuel Gas Co.                            2,000              97,500
--------------------------------------------------------------------------
                                                           $    56,278,706
--------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
--------------------------------------------------------------------------
Baker Hughes, Inc.                             746,804     $    23,897,728
Core Laboratories NV(1)                      1,049,214          30,427,206
Grant Prideco, Inc.(1)                          98,002           2,450,050
Grant Prideco, Inc.(1)(2)(3)                    65,679           1,640,560
Halliburton Co.                              2,957,050         139,535,797
Nabors Industries, Inc.(1)(2)(3)               150,000           6,227,829
Nabors Industries, Inc.(1)(2)(3)               400,000          16,618,350
National-Oilwell, Inc.(1)                      398,417          13,097,959
National-Oilwell, Inc.(1)(2)(3)                115,645           3,801,449
National-Oilwell, Inc.(1)(2)(3)                127,137           4,178,717
Newpark Resources, Inc.(1)                     110,000           1,038,125
Noble Drilling, Inc.(1)                        170,000           7,001,875
Patterson Energy, Inc.(1)                      200,000           5,700,000
Schlumberger Ltd.                            1,498,775         111,846,084
Smith International, Inc.(1)                    70,000           5,096,875

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
--------------------------------------------------------------------------
Syntroleum Corp.(1)                              2,735     $        46,837
Transocean Sedco Forex, Inc.                   237,456          12,689,055
Valero Energy Corp.                             51,510           1,635,443
Weatherford International(1)(2)(3)              65,679           2,613,558
Weatherford International(1)                    98,002           3,901,705
--------------------------------------------------------------------------
                                                           $   393,445,202
--------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.0%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                     2,554,000     $   125,944,125
Apache Corp.                                   200,003          11,762,676
Burlington Resources, Inc.                     428,629          16,395,059
El Paso Energy Corp.                           176,306           8,980,587
Kerr - McGee Corp.                             136,199           8,027,229
Newfield Exploration Co.(1)(2)(3)               60,000           2,346,033
Union Pacific Resources Group, Inc.             79,795           1,755,490
USX-Marathon Group                              50,000           1,253,125
--------------------------------------------------------------------------
                                                           $   176,464,324
--------------------------------------------------------------------------
Oil and Gas - Integrated -- 1.1%
--------------------------------------------------------------------------
BP Amoco PLC ADR                             1,226,841     $    69,393,194
Chevron Corp.                                   93,409           7,922,251
Exxon Mobil Corp.                            1,063,012          83,446,442
Murphy Oil Corp.                                29,700           1,765,294
Pennzoil-Quaker State Co.                       74,457             898,138
Phillips Petroleum Co.                          18,407             933,005
Royal Dutch Petroleum Co.                       48,037           2,957,278
Texaco, Inc.                                     2,500             133,125
Tosco Corp.                                    614,619          17,401,400
--------------------------------------------------------------------------
                                                           $   184,850,127
--------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
--------------------------------------------------------------------------
Caraustar Industries, Inc.                     264,862     $     4,006,038
Fort James Corp.                                56,401           1,304,273
Georgia-Pacific Corp. - G-P Group              647,827          17,005,459
Georgia-Pacific Corp. - Timber Group           305,098           6,597,744
International Paper Co.                        159,442           4,753,365
Louisiana Pacific Corp.                         70,750             769,406
Mead Corporation (The)                          38,768             978,892
Temple Inland, Inc.                             12,632             530,544
Weyerhaeuser Co.                               119,608           5,143,144
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Paper and Forest Products (continued)
--------------------------------------------------------------------------
Willamette Industries, Inc.                    151,412     $     4,125,977
--------------------------------------------------------------------------
                                                           $    45,214,842
--------------------------------------------------------------------------
Photography -- 0.0%
--------------------------------------------------------------------------
Eastman Kodak Co.                              122,529     $     7,290,476
--------------------------------------------------------------------------
                                                           $     7,290,476
--------------------------------------------------------------------------
Printing and Business Products -- 0.7%
--------------------------------------------------------------------------
Avery Dennison Corp.                         1,501,504     $   100,788,456
Banta Corp.                                     42,341             801,833
Bowne & Co., Inc.                              172,640           1,737,190
Consolidated Graphics, Inc.(1)                  70,215             658,266
Day Runner, Inc.(1)                              1,600               1,800
Deluxe Corp.                                    80,675           1,900,905
Donnelley (R.R.) & Sons Co.                     85,277           1,924,062
Harland (John H.) Co.                           51,540             769,879
Ikon Office Solutions, Inc.                    166,094             643,614
Workflow Management, Inc.(1)                    79,507             944,146
--------------------------------------------------------------------------
                                                           $   110,170,151
--------------------------------------------------------------------------
Publishing -- 1.3%
--------------------------------------------------------------------------
Belo (A.H.) Corp.                              542,924     $     9,399,372
Dow Jones & Co., Inc.                          376,300          27,563,975
Gannett Co., Inc.                              497,800          29,774,663
Houghton Mifflin Co.                            97,400           4,547,363
McGraw-Hill Companies, Inc. (The)            2,379,380         128,486,520
Meredith Corp.                                 190,000           6,412,500
New York Times Co. (The), Class A              313,055          12,365,673
The MacClatchy Co., Class A                     48,066           1,592,186
Tribune Co.                                     26,200             917,000
Washington Post Co. (The), Class B               3,600           1,720,800
--------------------------------------------------------------------------
                                                           $   222,780,052
--------------------------------------------------------------------------
Real Estate -- 0.1%
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                     55,000     $     2,296,250
Catellus Development Corp.(1)                  415,722           6,235,830
Equity Office Properties Trust                   2,812              77,506
Jones Lang Lasalle, Inc.(1)                    213,193           2,851,456
Rouse Co. (The)                                127,700           3,160,575
Trammell Crow Co.(1)                           876,098           9,418,054

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Real Estate (continued)
--------------------------------------------------------------------------
Ventas, Inc.(1)                                 25,600     $        81,600
--------------------------------------------------------------------------
                                                           $    24,121,271
--------------------------------------------------------------------------
Restaurants -- 0.9%
--------------------------------------------------------------------------
Boston Chicken, Inc.(1)(2)                      38,500     $           385
Brinker International, Inc.(1)                 435,034          12,724,745
CBRL Group, Inc.                                62,047             911,315
CKE Restaurants, Inc.                          126,522             379,566
Evans (Bob) Farms, Inc.                         48,193             719,883
Jack in the Box, Inc.(1)                       500,000          12,312,500
Lone Star Steakhouse and Saloon, Inc.(1)       345,981           3,503,058
McDonald's Corp.                             1,470,592          48,437,624
Outback Steakhouse, Inc.(1)                    685,923          20,063,248
Outback Steakhouse, Inc.(1)(2)(3)              600,000          17,532,300
Papa John's International, Inc.(1)             125,200           3,067,400
Papa John's International, Inc.(1)(2)(3)        23,000             563,453
Papa John's International, Inc.(1)(2)(3)        49,046           1,201,146
Sonic Corp.(1)                                  47,338           1,390,554
Starbucks Corp.(1)                             684,000          26,120,250
Tricon Global Restaurants, Inc.(1)             219,121           6,190,168
--------------------------------------------------------------------------
                                                           $   155,117,595
--------------------------------------------------------------------------
Retail - Food and Drug -- 1.7%
--------------------------------------------------------------------------
Albertson's, Inc.                            1,220,341     $    40,576,338
CVS Corp.                                    1,831,571          73,262,840
Hannaford Brothers Co.                          96,349           6,925,084
Kroger Co. (The)(1)                             52,440           1,156,958
Safeway, Inc.(1)                             3,377,233         152,397,639
Walgreen Co.                                   127,500           4,103,906
Winn-Dixie Stores, Inc.                        727,722          10,415,521
--------------------------------------------------------------------------
                                                           $   288,838,286
--------------------------------------------------------------------------
Retail - General -- 1.7%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                        571,116     $    22,773,251
Casey's General Stores, Inc.                    75,000             778,125
Costco Wholesale Corporation(1)                 20,435             674,355
Department 56, Inc.(1)                         255,162           2,806,782
Dollar General Corp.                           249,983           4,874,669
Dollar Tree Stores, Inc.(1)                  1,386,315          54,846,087
Dollar Tree Stores, Inc.(1)(2)(3)              131,941           5,218,350
Family Dollar Stores                         1,353,705          26,481,854
Family Dollar Stores(2)(3)                   1,259,373          24,630,325
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Retail - General (continued)
--------------------------------------------------------------------------
May Department Stores Co. (The)                562,886     $    13,509,264
Nordstrom, Inc.                                 65,692           1,584,820
Penney (J.C.) Company, Inc.                  1,037,388          19,126,841
Sears Roebuck & Co.                             15,750             513,844
Wal-Mart Stores, Inc.                        1,899,755         109,473,382
--------------------------------------------------------------------------
                                                           $   287,291,949
--------------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.5%
--------------------------------------------------------------------------
Abercrombie and Fitch Co., Class A(1)            5,604     $        68,299
AutoNation, Inc.(1)                          5,518,303          38,973,015
Burlington Coat Factory Warehouse Corp.        628,228           6,792,715
Circuit City Stores-Circuit City Group          16,000             531,000
Circuit City Stores-Circuit City
Group(2)(3)                                    200,000           6,634,845
Gap, Inc. (The)                              2,241,776          70,055,500
Harcourt General, Inc.                         216,416          11,767,620
Home Depot, Inc. (The)                       3,904,168         194,964,390
Intimate Brands, Inc.(1)(2)(3)                  53,000           1,046,331
Limited, Inc. (The)                            616,050          13,322,081
Lowe's Companies                                60,000           2,463,750
Neiman Marcus Group, Inc. (The), Class
B(1)                                            65,206           1,809,467
Office Depot, Inc.(1)                          303,219           1,895,119
OfficeMax, Inc.(1)                             912,117           4,560,585
Payless Shoesource, Inc.(1)                      7,700             394,625
Pep Boys - Manny, Moe & Jack (The)              97,976             587,856
Pier 1 Imports, Inc.                           350,000           3,412,500
RadioShack Corporation                         443,401          21,006,122
Staples, Inc.(1)                             1,050,000          16,143,750
Tiffany and Co.                                 44,000           2,970,000
TJX Companies, Inc. (The)                    1,000,000          18,750,000
Too, Inc.(1)                                    39,087             994,276
--------------------------------------------------------------------------
                                                           $   419,143,846
--------------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.7%
--------------------------------------------------------------------------
Arch Chemicals, Inc.                             4,950     $       108,281
Dexter Corp. (The)                              36,139           1,734,672
Ecolab, Inc.                                 2,023,981          79,061,758
International Flavors & Fragrances, Inc.       148,101           4,470,799
MacDermid, Inc.                                 61,937           1,455,520
Millipore Corp.                                101,440           7,646,040
Minnesota Mining & Manufacturing Co.           114,851           9,475,208
Olin Corp.                                       9,900             163,350
Pall Corp.                                     216,000           3,996,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Specialty Chemicals and Materials (continued)
--------------------------------------------------------------------------
RPM, Inc.                                      470,138     $     4,760,147
Sigma Aldrich Corp.                            195,000           5,703,750
--------------------------------------------------------------------------
                                                           $   118,575,525
--------------------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------------------
Philip Morris Co., Inc.                        481,024     $    12,777,200
--------------------------------------------------------------------------
                                                           $    12,777,200
--------------------------------------------------------------------------
Transportation -- 0.9%
--------------------------------------------------------------------------
Arnold Industries, Inc.                        148,543     $     1,791,800
Burlington Northern Santa Fe Corp.             214,916           4,929,636
CSX Corp.                                       36,496             773,259
FedEx Corp.(1)                               1,995,106          75,814,028
Florida East Coast Industries, Inc.            122,888           4,915,520
Heartland Express, Inc.(1)                     250,000           4,171,875
Norfolk Southern Corp.                             390               5,801
Robinson (C.H.) Worldwide, Inc.                 87,672           4,339,764
Robinson (C.H.) Worldwide, Inc.(2)(3)          121,000           5,987,104
Robinson (C.H.) Worldwide, Inc.(2)(3)          160,000           7,912,014
Union Pacific Corp.                             92,081           3,424,262
United Parcel Service, Inc., Class B           760,760          44,884,840
--------------------------------------------------------------------------
                                                           $   158,949,903
--------------------------------------------------------------------------
Trucks and Parts -- 0.0%
--------------------------------------------------------------------------
Paccar, Inc.                                    12,894     $       511,731
--------------------------------------------------------------------------
                                                           $       511,731
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,309,824,206)                       $16,237,468,614
--------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Cisco Systems, Expires 10/21/00, Strike
Price 70                                       360,000     $     4,005,000
--------------------------------------------------------------------------
                                                           $     4,005,000
--------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost $2,888,300)                            $     4,005,000
--------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
American Express Credit Corp.,
6.78%, 7/7/00                               $  135,314     $   135,161,095
Asset Securities Cooperative Corp.,
6.52%, 7/10/00                                  85,000          84,861,450
Associates Corp. of North America,
6.89%, 7/3/00                                   90,826          90,791,234
CIT Group Holdings, 6.77%, 7/6/00               75,949          75,877,587
Corporate Asset Funding, 6.55%, 7/21/00         60,000          59,781,666
Ford Motor Credit Corp., 6.59%, 7/3/00          93,852          93,817,640
Prudential Funding Corp., 6.77%, 7/5/00        186,937         186,796,382
--------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $727,087,054)                       $   727,087,054
--------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $12,039,799,560)                       $16,968,560,668
--------------------------------------------------------------------------

SECURITIES SOLD SHORT -- 0.2%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Cisco Systems, Inc.                            100,000     $   (31,781,250)
--------------------------------------------------------------------------
Total Securities Sold Short
   (proceeds - $33,174,944)                                $   (31,781,250)
--------------------------------------------------------------------------
Other Assets, Less Liabilities
   excluding securities sold short -- 0.2%                 $    38,996,646
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $16,975,776,064
--------------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding one year. At June 30, 2000, the value of these securities totaled $740,159,056 or 4.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $12,039,799,560)     $16,968,560,668
Cash                                            4,407,735
Receivable for investments sold                79,190,600
Deposits with brokers for securities
   sold short                                  33,174,944
Interest and dividends receivable              12,891,457
Deferred organization expenses                        904
Other assets                                      191,341
---------------------------------------------------------
TOTAL ASSETS                              $17,098,417,649
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $    90,563,470
Securities sold short, at value
   (proceeds received of $33,174,944)          31,781,250
Payable to affiliate for Trustees' fees            16,762
Accrued expenses                                  280,103
---------------------------------------------------------
TOTAL LIABILITIES                         $   122,641,585
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,975,776,064
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $12,045,764,791
Net unrealized appreciation (computed on
   the basis of identified cost)            4,930,011,273
---------------------------------------------------------
TOTAL                                     $16,975,776,064
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $636,555)                              $ 70,187,497
Interest                                    14,994,586
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 85,182,083
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $ 34,563,622
Trustees fees and expenses                      25,006
Custodian fee                                  760,080
Legal and accounting services                   56,666
Amortization of organization expenses            1,085
Miscellaneous                                  206,968
------------------------------------------------------
TOTAL EXPENSES                            $ 35,613,427
------------------------------------------------------

NET INVESTMENT INCOME                     $ 49,568,656
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $345,532,315
   Foreign currency transactions               (14,417)
------------------------------------------------------
NET REALIZED GAIN                         $345,517,898
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $427,937,124
   Written options                           1,393,694
   Foreign currency                           (143,269)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $429,187,549
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $774,705,447
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $824,274,103
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $    49,568,656   $      82,826,268
   Net realized gain                          345,517,898          19,281,587
   Net change in unrealized
      appreciation (depreciation)             429,187,549       1,954,982,313
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   824,274,103   $   2,057,090,168
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,885,098,704   $   5,393,615,110
   Withdrawals                               (848,245,702)     (1,040,915,654)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ 1,036,853,002   $   4,352,699,456
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 1,861,127,105   $   6,409,789,624
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $15,114,648,959   $   8,704,859,335
-----------------------------------------------------------------------------
AT END OF PERIOD                          $16,975,776,064   $  15,114,648,959
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  JUNE 30, 2000       YEAR ENDED           PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 1999    DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------
Expenses                                   0.45%(3)             0.46%                 0.48%(3)
Net investment income                      0.63%(3)             0.72%                 0.72%(3)
Portfolio Turnover                            8%                  11%                    3%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $16,975,776          $15,114,649            $8,704,859
-----------------------------------------------------------------------------------------------

                                       YEAR ENDED OCTOBER 31,
                                ------------------------------------
                                   1998          1997       1996(2)
------------------------------
Ratios to average daily net as
------------------------------
Expenses                            0.50%         0.56%         0.66%(3)
Net investment income               0.78%         0.81%         0.91%(3)
Portfolio Turnover                    12%           14%            6%
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)              $6,985,678    $2,871,446    $936,800
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) For the period form the start of business, December 1, 1995, to October 31, 1996.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the adviser fee was 0.44% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2000, purchases and sales of investments, other than short-term obligations, aggregated $1,466,287,272 and $1,292,435,369, respectively. In addition, investments having an aggregate market value of $219,094,704 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2000, investors contributed securities with a value of $1,052,838,866.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 5,528,782,769
    ---------------------------------------------------------
    Gross unrealized appreciation             $11,489,594,856
    Gross unrealized depreciation                 (49,816,957)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $11,439,777,899
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2000.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

EATON VANCE TAX-MANAGED GROWTH FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.,
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Jack L. Treynor
Investment Adviser and Consultant

                      This page intentionally left blank.

--------------------------------------------------------------------------------


INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122















EATON VANCE TAX-MANAGED GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

158-8/00                                                                   TGSRC

--------------------------------------------------------------------------------